UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08649
                                                     ---------

                           EII REALTY SECURITIES TRUST
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          717 FIFTH AVENUE, 10TH FLOOR
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                RICHARD J. ADLER
                          717 FIFTH AVENUE, 10TH FLOOR
                               NEW YORK, NY 10022
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-303-0478
                                                            ------------

                        Date of fiscal year end: JUNE 30
                                                ---------

                   Date of reporting period: DECEMBER 31, 2007
                                            -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


[LOGO]

        E.I.I. REALTY
        SECURITIES TRUST

                              INSTITUTIONAL SHARES

                                DECEMBER 31, 2007
                               SEMI-ANNUAL REPORT

                                  888-323-8912

                                TABLE OF CONTENTS

Letter to Shareholders ....................................................    1

Portfolio Sectors .........................................................   12

Disclosure of Fund Expenses ...............................................   13

Schedules of Investments ..................................................   14

Statements of Assets and Liabilities ......................................   23

Statements of Operations ..................................................   24

Statements of Changes in Net Assets .......................................   25

Financial Highlights ......................................................   28

Notes to the Financial Statements .........................................   31

Additional Information (unaudited) ........................................   35

This report is submitted for the information of shareholders of E.I.I. Realty Securities Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus. The prospectus includes more complete information regarding the Fund's objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money. Fund shares are distributed by PFPC Distributors, Inc. 760 Moor Rd., King of Prussia, PA 19406.

                         E.I.I. REALTY SECURITIES TRUST

                         E.I.I. REALTY SECURITIES FUND

                                DECEMBER 31, 2007

To Our Shareholders in the EII Realty Securities Fund:

For the six month period ended December 31, 2007, the EII Realty Securities Fund declined 7.5% on a per share basis compared to a decline of 10.4% for the NAREIT Equity Index.

The seven-year bull market for REITs peaked in February 2007 coincident with the consummation of the privatization of the largest REIT, Equity Office Properties. Strains in the credit markets began to take their toll over the summer, but the REIT market rallied when another large privatization of Archstone was still able to be completed in early October. Then the severity of the credit problems required massive write-offs by major banks and investment banks, and credit spreads soared. As a capital intensive asset class, REIT values were severely impacted. Most of the declines in REIT prices came in November and December.

Though much of the focus of the credit problems has been on sub-prime mortgages, the phenomenon is broader. The conditions that led to the sub-prime fiasco came from the financial technology of structured finance enabled disparate credits to be pooled and sold profitably. The rating agencies mis-measured the risk, assigning much higher ratings to the pools of credit than deserved. Underwriting standards deteriorated as banks and investment banks competed to sell loans. The result was that the cost of credit as measured by credit spreads plummeted, enabling financial buyers to pay more for capital assets. For commercial real estate this resulted in ever lower capitalization rates - i.e. ever higher valuation - and a massive wave of privatizations cresting with the EOP and Archstone transactions. A significant portion of the cash proceeds of these privatizations was reinvested in other REITs, driving their valuation to the levels of the privatized REITs.

The excesses of structured finance are now evident, and the unwinding of these excesses was manifest in the October quarter. The weakness in REITs coincided with the decline in financial stocks. To some extent this is justified fundamentally, since structured finance had generated earnings and asset growth for financial enterprises just as it raised the value of commercial real estate. To some extent the correlation is technical, since REITs constitute 5-10% of the financial exchange traded funds (ETFs), which have been used as hedging vehicles; so that when the financial ETFs are sold short they bring down the value of REITs with them. One impact of this arbitrage is the significant increase in the volatility of REIT shares. However, there is a point where this correlation is no longer appropriate.

Historically, REITs have usually been defensive stocks because of their high dividend yields and relatively low debt leverage. In this cycle REITs have improved their portfolios, and enhanced their financial position by using joint ventures and reducing dividend payout ratios. At the peak of this cycle REITs were not defensively valued, and the high valuation is what has been redressed in this period. But operationally they remain generally sound. Rates of growth are still positive, though slowing. If the increasing probability of a recession is realized, declines in funds from operations will likely ensue. But REITs have not had to take massive write-offs, or seek outside capital, and their sources of earnings are still visible, all of which distinguish them from the troubled banks and investment banks. In the meantime we have had substantial monetary easing by the Federal Reserve and the likelihood of fiscal stimulus. In our opinion these stimulative measures should help the economy with a lag, and the stability of the cash flows of REITs should be sustainable awaiting the impact of this stimulus.

The valuation underpinnings of REITs have largely been restored. The yield spread of the NAREIT Equity Index over the 10-year Treasury bond is over 150 basis points. REIT cash flow multiples relative to the P/E ratios of other stocks is near the long-term median. Net asset values of the real estate have reached discounts of over 20% even after adjusting for a rise in cap rates. There have been many fewer property transactions with the onset of the credit crisis, but when they are reported REITs have rallied because the discounts to NAV are being corroborated. In short, as traded securities which are forward-looking discounting mechanisms, REITs have largely discounted the impact of a recession that may likely follow the credit problems in the single family housing markets.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                               DECEMBER 31, 2007

In the management of the portfolio, we identified early the changing credit conditions, which led us to take a more defensive posture in the portfolio. We deemphasized companies thought to be privatization candidates, and concentrated on companies with strong balance sheets and internally generated cash flow growth, while reducing exposure to new development. We also added high quality defensive smaller capitalization companies like Urstadt Biddle with shopping centers in the densely populated Northeast, and East Group Properties with stable industrial properties in Sunbelt markets. These defensive moves substantially improved relative performance, and explain the 290 basis points of outperformance over the NAREIT Equity Index for the six months ended December
31. The Fund enjoyed significant net inflows of assets during the period.

As the largest, most diversified, and soundly financed operators in the real estate industry, REITs have advantages over other participants in the sector. Recessions can provide opportunities for well managed REITs to make advantageous acquisitions. In past cycles REIT stocks have been weak going into recessions, but have outperformed once a recession is underway. Given this history, we believe the prospects for REITs remain attractive even with the more difficult economic environment that is now evident.

We thank you for your support and the confidence you have placed in us.

Sincerely,

Richard J. Adler
President

See the accompanying Portfolio of Investments for the detailed information on the portfolio's holdings.

                         E.I.I. REALTY SECURITIES TRUST

              E.I.I. REALTY SECURITIES FUND - INSTITUTIONAL SHARES

                                DECEMBER 31, 2007

--------------------------------------------------------------------------------

  COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT IN E.I.I. REALTY
         SECURITIES FUND AND THE NAREIT EQUITY INDEX(1) AND THE WILSHIRE
     REAL ESTATE SECURITIES INDEX(1) FROM INCEPTION (JUNE 11, 1998) THROUGH
                                DECEMBER 31, 2007

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  E.I.I. Realty           NAREIT           Wilshire Real Estate
   Date          Securities Fund       Equity Index          Securities Index
 6/11/1998           $10,000              $10,000                 $10,000
 6/30/1998           $10,260              $10,253                 $10,253
 7/31/1998           $ 9,650              $ 9,587                 $ 9,539
 8/31/1998           $ 8,940              $ 8,683                 $ 8,548
 9/30/1998           $ 9,390              $ 9,174                 $ 9,027
10/31/1998           $ 9,213              $ 9,004                 $ 8,903
11/30/1998           $ 9,415              $ 9,137                 $ 9,071
12/31/1998           $ 9,306              $ 8,907                 $ 8,941
 1/31/1999           $ 9,112              $ 8,720                 $ 8,747
 2/28/1999           $ 9,000              $ 8,515                 $ 8,678
 3/31/1999           $ 8,908              $ 8,477                 $ 8,631
 4/30/1999           $ 9,801              $ 9,281                 $ 9,551
 5/31/1999           $10,039              $ 9,485                 $ 9,712
 6/30/1999           $ 9,728              $ 9,332                 $ 9,547
 7/31/1999           $ 9,382              $ 9,035                 $ 9,182
 8/31/1999           $ 9,309              $ 8,920                 $ 9,044
 9/30/1999           $ 8,910              $ 8,581                 $ 8,636
10/31/1999           $ 8,613              $ 8,370                 $ 8,475
11/30/1999           $ 8,571              $ 8,234                 $ 8,342
12/31/1999           $ 8,955              $ 8,495                 $ 8,656
 1/31/2000           $ 8,987              $ 8,523                 $ 8,691
 2/29/2000           $ 8,847              $ 8,421                 $ 8,525
 3/31/2000           $ 9,256              $ 8,698                 $ 8,899
 4/30/2000           $ 9,856              $ 9,283                 $ 9,533
 5/31/2000           $ 9,933              $ 9,374                 $ 9,648
 6/30/2000           $10,336              $ 9,615                 $ 9,973
 7/31/2000           $11,163              $10,455                 $10,868
 8/31/2000           $10,690              $10,031                 $10,477
 9/30/2000           $11,141              $10,350                 $10,818
10/31/2000           $10,631              $ 9,902                 $10,348
11/30/2000           $10,876              $10,029                 $10,581
12/31/2000           $11,591              $10,735                 $11,316
 1/31/2001           $11,501              $10,847                 $11,429
 2/28/2001           $11,264              $10,674                 $11,192
 3/31/2001           $11,321              $10,777                 $11,201
 4/30/2001           $11,582              $11,034                 $11,467
 5/31/2001           $11,798              $11,301                 $11,788
 6/30/2001           $12,490              $11,964                 $12,421
 7/31/2001           $12,181              $11,726                 $12,173
 8/31/2001           $12,616              $12,155                 $12,598
 9/30/2001           $12,009              $11,650                 $11,851
10/31/2001           $11,627              $11,317                 $11,407
11/30/2001           $12,288              $11,940                 $12,147
12/31/2001           $12,578              $12,231                 $12,499
 1/31/2002           $12,625              $12,254                 $12,553
 2/28/2002           $12,812              $12,491                 $12,840
 3/31/2002           $13,573              $13,240                 $13,630
 4/30/2002           $13,561              $13,353                 $13,712
 5/31/2002           $13,703              $13,534                 $13,850
 6/30/2002           $13,975              $13,904                 $14,134
 7/31/2002           $13,248              $13,176                 $13,259
 8/31/2002           $13,176              $13,151                 $13,264
 9/30/2002           $12,698              $12,646                 $12,678
10/31/2002           $11,925              $12,037                 $12,048
11/30/2002           $12,458              $12,604                 $12,644
12/31/2002           $12,510              $12,698                 $12,829
 1/31/2003           $12,073              $12,328                 $12,454
 2/28/2003           $12,192              $12,532                 $12,637
 3/31/2003           $12,311              $12,782                 $12,958
 4/30/2003           $12,773              $13,345                 $13,504
 5/31/2003           $13,523              $14,151                 $14,279
 6/30/2003           $13,805              $14,459                 $14,558
 7/31/2003           $14,545              $15,233                 $15,402
 8/31/2003           $14,639              $15,315                 $15,567
 9/30/2003           $15,125              $15,836                 $16,091
10/31/2003           $15,229              $16,122                 $16,336
11/30/2003           $15,963              $16,825                 $17,043
12/31/2003           $16,493              $17,414                 $17,585
 1/31/2004           $17,082              $18,167                 $18,241
 2/28/2004           $17,410              $18,485                 $18,615
 3/31/2004           $18,519              $19,507                 $19,715
 4/30/2004           $15,781              $16,663                 $16,979
 5/31/2004           $16,868              $17,851                 $18,266
 6/30/2004           $17,322              $18,374                 $18,808
 7/31/2004           $17,610              $18,434                 $18,921
 8/31/2004           $19,118              $19,898                 $20,395
 9/30/2004           $19,090              $19,886                 $20,356
10/31/2004           $20,241              $20,952                 $21,456
11/30/2004           $21,157              $21,853                 $22,468
12/31/2004           $22,184              $22,914                 $23,708
 1/31/2005           $20,278              $20,990                 $21,764
 2/28/2005           $20,828              $21,634                 $22,428
 3/31/2005           $20,553              $21,298                 $22,186
 4/30/2005           $21,755              $22,431                 $23,271
 5/31/2005           $22,530              $23,209                 $24,036
 6/30/2005           $23,582              $24,376                 $25,320
 7/31/2005           $25,312              $26,115                 $27,219
 8/31/2005           $24,273              $25,160                 $26,177
 9/30/2005           $24,359              $25,310                 $26,271
10/31/2005           $23,925              $24,711                 $25,769
11/30/2005           $25,022              $25,752                 $26,934
12/31/2005           $25,258              $25,701                 $27,044
 1/31/2006           $26,959              $27,577                 $28,959
 2/28/2006           $27,404              $28,071                 $29,593
 3/31/2006           $28,818              $29,488                 $31,212
 4/30/2006           $27,823              $28,391                 $30,045
 5/31/2006           $27,089              $27,582                 $29,152
 6/30/2006           $28,425              $29,017                 $30,849
 7/31/2006           $29,296              $29,996                 $31,953
 8/31/2006           $30,292              $31,131                 $33,065
 9/30/2006           $30,764              $31,707                 $33,687
10/31/2006           $32,820              $33,693                 $35,819
11/30/2006           $34,372              $35,259                 $37,567
12/31/2006           $33,842              $34,708                 $36,741
 1/31/2007           $36,982              $37,631                 $40,092
 2/28/2007           $36,135              $36,788                 $39,169
 3/31/2007           $34,938              $35,910                 $38,061
 4/30/2007           $34,942              $35,903                 $38,053
 5/31/2007           $34,643              $35,922                 $38,027
 6/30/2007           $31,149              $32,664                 $34,464
 7/31/2007           $29,125              $30,116                 $31,765
 8/31/2007           $30,926              $32,095                 $33,627
 9/30/2007           $32,528              $33,509                 $34,958
10/31/2007           $33,217              $33,884                 $35,353
11/30/2007           $30,156              $30,811                 $31,896
12/31/2007           $28,807              $29,262                 $30,176

(1) For the period from June 11, 1998 through June 30, 1998, the Morgan Stanley REIT Index was used to calculate the returns.

--------------------------------------------------------------------------------
                 RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007

                                              CUMULATIVE TOTAL RETURN       AVERAGE ANNUAL TOTAL RETURN
                                          ------------------------------   -----------------------------
                                          FISCAL   CALENDAR
                                           YEAR    YEAR-TO-      SINCE      THREE    FIVE     SINCE
                                           6/30      DATE     INCEPTION*    YEARS    YEARS   INCEPTION*
                                          ------------------------------    ----------------------------
E.I.I. REALTY SECURITIES FUND              -7.52%   -14.88%     188.08%     9.10%   18.16%     11.71%

NAREIT Equity Index(1)                    -10.42%   -15.69%     192.62%     8.50%   18.17%     11.88%

Wilshire Real Estate
Securities Index(1)                       -12.44%   -17.87%     201.74%     8.37%   18.66%     12.24%

* Inception date was June 11, 1998.

(1) For the period from June 11, 1998 through June 30, 1998, the Morgan Stanley REIT Index was used to calculate the returns.

RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL E.I.I. REALTY SECURITIES TRUST AT 1-888-323-8912. THESE RETURNS REFLECT VOLUNTARY EXPENSE WAIVERS BY THE FUND'S ADVISER. WITHOUT THESE WAIVERS, RETURNS WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE CURRENT GROSS EXPENSE RATIO FOR THE FUND IS 1.24%.

The Fund's return may be relatively volatile because it concentrates on the real estate sector. Special risks that may affect real estate investments include declining property values, defaults by borrowers or tenants, and changing regulatory or economic conditions that have a greater relative impact upon real estate companies. Under the federal law, the Fund is classified as a "non-diversified" fund because it may devote a larger portion of its assets to a single issuer than a "diversified" fund.
--------------------------------------------------------------------------------

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                                DECEMBER 31, 2007

To Our Shareholders in the E.I.I. International Property Fund:

For the six month period ended December 31, 2007, the E.I.I. International Property Fund declined 11.4% on a per share basis compared to a decline of 4.5% for the EPRA/NAREIT Global ex-US Index. The Fund has continued to grow assets to $758 million as of December 31.

The regional differences in performance for the period were dramatic. European property companies were disproportionately impacted by the credit crisis stemming from US sub-prime mortgages and the unwinding of other aspects of the structured finance realm. Asian property companies were relatively unscathed benefitting from the rapid economic growth that has characterized the region. However, as concerns for a possible US recession grew Asian property stocks also corrected late in the period.

EUROPE

In reaction to the fiasco in credit markets, for the property sector in Europe share prices are back to the end of 2004 levels despite the fact that rental rates have more than doubled since then and remain stable. As a result of the credit crisis, credit spreads widened dramatically and Central Banks worldwide began to inject liquidity directly into the banking sector when it became clear that the banks were not willing to lend to each other. The ECB pumped nearly $500 billion into the financial markets, but the impact was relatively minor in the face of evaporating confidence in the rating agencies and the overall credit quality of nearly all borrowers. Volatility in all markets increased substantially and investors shifted assets to government bonds, where yields have declined steadily throughout the past two quarters. The yield on the 10-year government bonds in Europe has declined by as much as 90 basis points in the UK and 30 basis points in the rest of the region over the past 6 months.

The lack of liquidity and tightening of credit conditions has had the beneficial impact of severely limiting the potential for new supply in all markets. Speculative development is virtually impossible in the developed markets and the risk premium for lower quality assets has been fully restored after evaporating over the past 3 years. This rebalancing of risk in the property sector has resulted in the following outcomes:

o Property companies and REITs are now trading at discounts to NAV of as much as 40%

o Interest rates are declining in most markets

o Employment levels are relatively stable

o Vacancy rates for commercial properties are at historically low levels with limited prospects for new supply.

The above characteristics were prevalent several years ago, but at that time, the US and UK economies were expanding more rapidly. Today, China and the other Asian markets are the primary drivers for global growth, while the US and UK economies are on the brink of recession. Adding to the favorable conditions that are developing across the property markets is the increased appetite among large institutions and sovereign wealth funds for real estate in general. These investors were previously unable to meet their property sector allocation targets as they were outbid by financial buyers like Blackstone, Carlyle and other highly leveraged opportunity funds. The new wave of investors include US pension funds and sovereign wealth funds from the Middle East and Asia, and we would expect that demand for property investment will minimize the potential for declines in commercial property values.

The UK market has been the most severely impacted. For the second half of 2007, the UK property sector has declined and property company share prices reached 2004 levels in mid-December, despite the fact that overall market rents have more than doubled over the intervening three years. Due to the tight credit conditions there have been a dearth of direct property transactions against which to measure value, but those that have occurred show only modest rise in yields for centrally located properties from 4.25% to 4.75%, while higher risk properties like suburban office and shopping centers have seen yields rise 100-200 basis points. UK markets were particularly impacted by fund outflows from property unit trusts, which are unique investment structures developed to broaden the investor base for UK property. The property unit

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                                DECEMBER 31, 2007

trusts are entitled to own UK REITs. When facing redemptions they have had to sell these property shares because of the illiquidity of the direct property holdings, which helps to explain the current disconnect between prices and values. In the meantime the UK REITs and property companies are generally well-funded and have locked in their financing costs for the foreseeable future.

Property companies in Continental Europe suffered the same fate as their UK counterparts despite their lack of involvement in the sub-prime mortgage business. Property market fundamentals continued to strengthen, but the prevailing negative sentiment weighed heavily on property stocks. Fears of rising interest rates on the Continent were heightened by ECB President Trichet insisting on battling inflation despite clear signs that pan-European economic growth is slowing. In the direct property markets, the further one gets from London and New York, the easier it is to get financing, although not as easy as it was prior to the summer. In fact, banks were more willing to lend to an Eastern European development project than an existing building (leased) in London. During the fourth quarter, several office buildings were sold in emerging European cities at 5.5% yields, essentially lower rates of return than are currently achievable in the top markets in developed Europe. Due to the low level of vacancy in most major European cities, the downward pressure on property prices is much less than for London and its environs.

ASIA

Hong Kong and Mainland China continued to provide the best performance of any market during the period despite some profit-taking in November. In late December, the Chinese government announced a surprise interest rate increase in yet another attempt to alleviate inflationary pressures. This was the sixth interest rate increase this year and could begin to affect property company growth rates. Residential property prices have increased over 10% for the year across all of China, but some markets have been growing at nearly twice this pace. Hong Kong companies sold off in November and in our opinion provided attractive reentry points as the opportunities in this market remain very attractive. Despite the past few years of economic growth, the property sector did not provide enough supply to accommodate demand, and the resulting shortfall is resulting in rising lease rates and property prices.

The sub-prime situation is far removed from the Hong Kong market as the vehicle does not exist. We believe the potential fallout from layoffs on Wall Street will be complemented by increased hiring in Hong Kong. Consequently, in our opinion demand for both housing and office space from international companies is expected to continue to grow, and the city will also benefit from Mainland China demand for space. Further stimulating this market is the downward pressure on US interest rates which feeds directly into Hong Kong's cost of funds. Mortgage rates in Hong Kong are now 3.75%, especially attractive in the context of inflation that exceeds this level, resulting in negative real rates.

Singapore property markets sold off during the fourth quarter after initially recovering all the losses from the summer global market meltdown. This occurred despite rising prices on residential and commercial properties and steadily increasing rental rates as more international companies move to this city state. Developers have been delaying releases of new projects in anticipation of rising prices, so we believe the full benefit from these projects will be deferred to 2008. A German fund paid a record high price for a relatively low quality office building location on a ground lease for USD $1300 per square foot. Unlike previous recoveries, the Singapore developers did not build sufficient space given the current demand levels, and this shortfall is expected to prevail for the next several years. As a result of the strong growth in underlying property values that is not reflected in the share prices of the companies, the average discount to NAV in Singapore is 15%.

Relative to other Asian countries, Japan's property shares remain at depressed levels in response to fears about a US recession, despite improving property fundamentals and pan-Asian economic growth that has steadily increased in importance to Japan. Current market conditions that include high employment, very low vacancies in the major markets (Tokyo's office vacancy rate is 2.5%), and no meaningful additions to supply, would normally be expected to attract investor interest - but it has not been the case. Property

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                                DECEMBER 31, 2007

companies are trading at steep discounts to NAV, and the NAVs are rising, unlike most other developed markets. While Japan does not have a sub-prime problem from an issuer perspective, many of their financial institutions have been investors in this paper and have been forced to take large write-downs. This has affected local market sentiment and may account for this market's lackluster performance throughout the second half of 2007. The market also suffered from the effects of the enforcement of compliance with the newly instituted seismic codes, delaying new development. However, this has not dampened investor enthusiasm for direct property investment from Japanese or foreign funds.

Australia is one of the most mature markets for real estate securities. Australia has become an exporter of capital for real estate securities investing since so much of their own real estate is already publically owned, and more funds are continuously allocated due to their superannuation funds. At year-end the Australian market for real estate securities was severely impacted when Centro nearly collapsed. Centro had made aggressive acquisitions of US shopping centers at the top of the market with short term financing, and has been unable to refinance. As a result the stock fell 85%, and dragged down the whole Australian property stock sector. The magnitude of the declines helps to explain the negative sentiment in other markets as well. It is important to note that Centro was the exception to the financial structure of most REIT and REOC's, which by and large are conservatively financed by real estate industry standards. The EII International Property Fund has had little exposure in the Australian markets in general because of the high valuations that had prevailed historically, and had no direct exposure to Centro.

The dichotomy of valuation between securitized and direct real estate is at a level that is extreme, but not that unusual for inflection points in the business cycle. Over the cycle liquidity is an advantage, but at negative inflection points where liquidity is reduced share prices react more quickly and severely than the underlying property markets warrant. Though it is somewhat surprising that international property markets would be impacted to the degree that has occurred due to credit problems originating in the US, this is one of the manifestations of globalization in capital markets. However, in our opinion it is only a matter of time before the credit issues are resolved, and the dichotomies of valuation between the securitized and direct markets are addressed. Even adjusting for a rise in required yields for properties, real estate securities are trading at substantial discounts the adjusted NAV's. The undervaluation of the real estate securities provides the basis for favorable investment returns in the future.

We thank you for the support and confidence you have placed in us.

Sincerely,

Richard J. Adler
President

See the accompanying Portfolio of Investments for the detailed information on the portfolio's holdings.

                         E.I.I. REALTY SECURITIES TRUST

            E.I.I. INTERNATIONAL PROPERTY FUND - INSTITUTIONAL SHARES

                                DECEMBER 31, 2007

--------------------------------------------------------------------------------

      COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT IN E.I.I. INTERNATIONAL PROPERTY FUND, THE EPRA / NAREIT GLOBAL EX US INDEX(1) AND THE
         60/40 CUSTOM BENCHMARK(2) FROM INCEPTION (JULY 1, 2004) THROUGH
                                DECEMBER 31, 2007

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             E.I.I. International  EPRA / NAREIT Global
   Date         Property Fund            ex US Index     60/40 Custom Benchmark

 6/30/2004          $10,000               $10,000                $10,000
 7/31/2004          $ 9,850               $10,107                $10,104
 8/31/2004          $10,060               $10,438                $10,418
 9/30/2004          $10,310               $10,687                $10,689
10/31/2004          $10,730               $11,044                $11,044
11/30/2004          $11,900               $12,105                $12,173
12/31/2004          $12,661               $12,787                $12,971
 1/31/2005          $12,701               $12,659                $12,801
 2/28/2005          $13,023               $12,853                $13,045
 3/31/2005          $12,661               $12,406                $12,564
 4/30/2005          $12,747               $12,612                $12,821
 5/31/2005          $12,827               $12,677                $12,942
 6/30/2005          $12,968               $13,006                $13,192
 7/31/2005          $13,572               $13,367                $13,485
 8/31/2005          $13,915               $13,653                $13,794
 9/30/2005          $14,579               $14,167                $14,235
10/31/2005          $14,096               $13,646                $13,651
11/30/2005          $14,458               $14,008                $13,960
12/31/2005          $15,365               $15,121                $14,908
 1/31/2006          $16,786               $16,088                $15,986
 2/28/2006          $17,154               $16,487                $16,550
 3/31/2006          $18,248               $17,138                $17,311
 4/30/2006          $18,422               $17,491                $17,664
 5/31/2006          $17,492               $16,757                $17,050
 6/30/2006          $18,044               $17,148                $17,409
 7/31/2006          $18,667               $17,765                $18,195
 8/31/2006          $19,587               $18,407                $18,703
 9/30/2006          $20,497               $18,858                $19,250
10/31/2006          $21,438               $19,833                $20,298
11/30/2006          $22,716               $20,880                $21,456
12/31/2006          $24,550               $22,178                $22,993
 1/31/2007          $24,761               $22,649                $23,132
 2/28/2007          $25,720               $23,298                $23,643
 3/31/2007          $26,573               $23,900                $24,426
 4/30/2007          $26,826               $24,202                $24,500
 5/31/2007          $27,374               $24,512                $24,600
 6/30/2007          $25,730               $23,031                $22,850
 7/31/2007          $24,993               $22,310                $21,906
 8/31/2007          $24,655               $22,525                $22,154
 9/30/2007          $25,741               $24,113                $22,992
10/31/2007          $25,762               $24,871                $23,412
11/30/2007          $23,928               $23,176                $21,693
12/31/2007          $22,802               $21,983                $20,602

Note: (1) European Public Real Estate Association (EPRA) - EPRA / NAREIT Global ex US Index in USD

      (2) EPRA Europe Index 60% and EPRA Asia Index 40% in USD. The benchmark is customized to more closely reflect the regional allocation of the fund. The index is a passively managed portfolio that does not include account charges, fees and other expenses.

--------------------------------------------------------------------------------
                 RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007

                                   CUMULATIVE TOTAL RETURN       AVERAGE ANNUAL TOTAL RETURN
                               -------------------------------   ----------------------------
                                FISCAL   CALENDAR
                                YEAR     YEAR-TO-      SINCE      THREE
                                 6/30      DATE     INCEPTION*    YEARS    SINCE INCEPTION*
                               -------------------------------   ----------------------------
E.I.I. INTERNATIONAL FUND      -11.38%     -7.12%     128.02%     21.67%         26.54%

60/40 Custom Benchmark(1)       -9.84%    -10.40%     106.38%     16.68%         22.93%

EPRA / NAREIT Global ex US
Index (2)                       -4.55%     -0.88%     120.50%     19.79%         25.23%

* Inception date was July 1, 2004.

(1) EPRA Europe Index 60% and EPRA Asia Index 40% in USD. The benchmark is customized to more closely reflect the regional allocation of the fund.

(2) European Public Real Estate Association (EPRA) - EPRA / NAREIT Global ex US Index in USD

RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL E.I.I. REALTY SECURITIES TRUST AT 1-888-323-8912. THESE RETURNS REFLECT VOLUNTARY EXPENSE WAIVERS BY THE FUND'S ADVISER. WITHOUT THESE WAIVERS, RETURNS WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE CURRENT GROSS EXPENSE RATIO FOR THE FUND IS 1.12%. TO DISCOURAGE SHORT TERM TRADING, THE FUND IMPOSED A 1.5% REDEMPTION FEE ON SHAREHOLDERS REDEEMING SHARES HELD FOR LESS THEN 90 DAYS, IF THE FEE HAD BEEN INCLUDED, THE PERFORMANCE WOULD HAVE BEEN LOWER.

The Fund's return may be relatively volatile because it concentrates on the real estate sector. Special risks that may affect real estate investments include declining property values, defaults by borrowers or tenants, and changing regulatory or economic conditions that have a greater relative impact upon real estate companies. Under the federal law, the Fund is classified as a "non-diversified" fund because it may devote a larger portion of its assets to a single issuer than a "diversified" fund. Potential risks of foreign investing include currency fluctuations, lack of market liquidity and political instability.
--------------------------------------------------------------------------------

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                                DECEMBER 31, 2007

To Our Shareholders of the E.I. I. Global Property Fund:

In the six months ending December 31, 2007, the E.I.I. Global Property Fund declined 11.5% on a per share basis, verses the EPRA Global Index decline of 7.0%. Assets in the Fund rose to over $110 million as of December 31.

After a slight rebound in the first fiscal quarter ending September, many property markets saw further downturns particularly in November and December as the ripple effect of the credit crisis growing out of the sub-prime mortgage market spread globally. The drivers included concerns over the global impact of a likely US recession, a liquidity squeeze, forced sales from fund redemptions, and tax loss harvesting. Property sector share prices in Europe are back to the end of 2004 levels despite the fact that rental rates have more than doubled and remain stable. Asian markets ex-Japan continued their prior strength for most of the period, but even they succumbed to profit taking by the end. The US REIT market benefited from the completion of the Archstone privatization at the beginning of the quarter, but then succumbed to the growing credit crisis in November and December.

In almost all markets the declines in the share prices have occurred much more rapidly and to a much greater degree than declines in direct property transactions prices. Share prices are forward-looking discounting mechanisms and provide daily liquidity, whereas property is less liquid, particularly at inflection points in a cycle. As a result in most markets real estate securities are trading at discounts to net asset value of from 10% to over 50%.

For the higher quality companies in which the fund invests, capital costs have risen somewhat, but they maintain access to capital. The tightening of credit has a benefit of discouraging speculative development which can depress property rents due to oversupply.

EUROPE

For the entire second half of 2007, the UK property sector has declined and property company share prices reached 2004 levels in mid-December, despite the fact that overall market rents have more than doubled over the intervening three year period. These declines resulted from the sub-prime crisis, rising interest rates, house price declines, and negative property sector funds flows. UK REITs were disproportionately impacted in part because they were a source of liquidity to meet redemptions from the UK property unit trusts. Tenant activity has held up well, but is now more subdued. The direct property transactions which have occurred indicate an increase in yield from 4.25% to 4.75% for high quality CBD properties, and up 100-200 basis points for suburban office and shopping centers.

The property companies in Europe suffered the same fate as their UK counterparts despite the lack of involvement in the sub-prime mortgage business. Property market fundamentals continued to strengthen, but the prevailing negative sentiment weighed heavily on property stocks. Fears of rising interest rates on the Continent were heightened by ECB President Trichet insisting on battling inflation despite clear signs that pan-European economic growth is slowing. The further away from London and New York, the easier it is to get financing. Banks were more willing to lend to an Eastern European development than an existing leased building in London. Yields on properties in emerging European cities are at 5.5%, essentially lower than rates achievable in top markets in developed Europe. There is little downward pricing pressure on continental properties because of low vacancies. The Nordic region is far removed from the sub-prime crisis, but property companies are fully priced.

ASIA

Hong Kong and Mainland China provided the best performance of any despite profit taking in November. In late December the Chinese government increased interest rates for the sixth time in the year to alleviate

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                                DECEMBER 31, 2007

inflationary pressures, and we believe it could begin to affect property company growth rates. Residential property prices have grown 10% or more. Hong Kong companies sold off in November, which provided an attractive entry point since there is inadequate supply to meet the demand that is driving up lease rates and property prices. The sub-prime situation is far removed, yet the Hong Kong property market is benefitting from the lower US interest rates that have resulted.

Singapore property share markets recovered summer losses, and then sold off in the final months, despite rising prices on residential and commercial properties and steadily increasing rental rates from an influx of international companies seeking space. Developers have been delaying releases of new projects in anticipation of higher prices, and a shortfall of supply is expected to last for several years. Share prices of the property companies are averaging a 15% discount to NAV.

Unlike the other Asian markets, Japan's property shares remain depressed out of concern about a US recession, despite improving property fundamentals and pan-Asian economic growth that has steadily increased in importance in Japan. Vacancy rates in Tokyo are only 2.5% and there is no meaningful new supply. Still property stocks are selling at a steep discount to NAV even though the NAV's are rising. The market is only indirectly impacted by sub-prime because some of its financial institutions have invested in these securities, and this has affected sentiment.

The Australian market was rocked at year-end by the collapse of Centro, a listed property trust that expanded aggressively into the US making several major acquisitions of shopping center REITs. They financed their latest acquisition short-term, and were unable to refinance due to the credit crisis. The shares dropped 85% in five days, dragging down other Australian issues. Centro is an exception, as most property companies are conservatively financed. The fund did not have any exposure to Centro or to other Australian issues.

US

REITs recovered some of their summer losses in early October coincident with the completion of the Archstone privatization, but then suffered heavy losses in November and December as the full impact of the credit crisis was felt. As a capital intensive industry the loss of cheap debt financing impacts valuation, and the severity of the credit crisis is pushing the US economy ever closer to recession. Transaction data has shown an increase in capitalization rates across most property types, more pronounced in commodity-like markets than in-fill locations and class A assets. The stock market began discounting rising cap rates in the summer approximately six months before it was evident in private market transactions. Declines in REIT share prices exceeded 30%, which perhaps more than discounts the ultimate impact on property values.

Real estate fundamentals remained resilient in the period. Many REITs have used the strength of the real estate markets to prune their portfolios to concentrate on their most productive assets, to improve their balance sheets, and to improve the quality of their dividends.

Retail sales growth of 2.0-2.5% has been enough to sustain store opening plans, though that could change in a recession. Occupancy has been stable, but we believe tenant bankruptcies and store closings are likely to increase, with resulting pressure on occupancy in 2008. Sears accounts or 12% of total mall gross leasable area in the US, and its retail business is slipping, posing a potential threat to mall companies. Some specialty stores may also be financially overextended. Core shopping center fundamentals have held up relatively well thus far.

In our opinion, apartment landlords will be challenged to maintain occupancy having to compete with unoccupied single family homes. The most impacted markets are Florida, Phoenix, and Las Vegas. We estimate that same store revenue growth should decline to normalized levels of +3-4%.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                                DECEMBER 31, 2007

Office fundamentals remain solid in most major central business district (CBD) markets, as new supply remains below historical levels. As a result of long term leases and strong rent growth, we believe CBD operators should continue to exploit significant mark-to-market opportunities - despite a potential economic slowdown. The global credit crisis has injected a near-term level of uncertainty into an otherwise optimistic outlook for major money-center CBD markets like New York, Boston and San Francisco. In our opinion the CBD markets should remain defensive - operating from a position of strength to manage near term interruptions from financial services tenants. Conversely, fundamentals for suburban office companies began to soften in mid-2007, as landlords were unable to keep pushing occupancy in the face of significant development deliveries. Suburban markets that appear to be most exposed to rising development deliveries and rent growth in most suburban markets is minimal, so that same store net operating income should be no more than 1-2%.

Industrial property fundamentals were resilient in 2007 despite a sharp reduction in housing related activity. However, recent weak ISM data suggests that a slowdown in demand is likely to occur in 2008.

The sharp decline in REIT prices in reaction to the credit crisis and in anticipation of a likely recession has restored the value underpinnings of REIT stocks. Despite the higher quality of dividends, yields have risen to over 5%, more than 150 basis points above the 10-year Treasury note. The price/cash flow multiples are back to long-term averages relative to the P/E ratios of other stocks. For most property types REITs are trading at discounts of 10-20% relative to NAV's of the underlying real estate even after adjusting for a rise in cap rates. Historically REITs are defensive securities to own that outperform in recessions. With these attractive valuations and the impact of the significant fiscal and monetary stimulus that is underway, we believe that prospects for positive performance are improving even if a recession occurs in 2008.

We thank you for your support and the confidence you have shown in us.

Sincerely,

Richard J. Adler
President

See the accompanying Portfolio of Investments for the detailed information on the portfolio's holdings.

                         E.I.I. REALTY SECURITIES TRUST

               E.I.I. GLOBAL PROPERTY FUND - INSTITUTIONAL SHARES

                                DECEMBER 31, 2007

--------------------------------------------------------------------------------

   COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT IN E.I.I. GLOBAL
         PROPERTY FUND AND THE EPRA / NAREIT GLOBAL INDEX FROM INCEPTION
                  (FEBRUARY 1, 2007) THROUGH DECEMBER 31, 2007

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

  Date         E.I.I. Global Property Fund      FTSE EPRA / NAREIT Global Index
  2/1/2007                $10,000                           $10,000
 2/28/2007                $10,045                           $ 9,958
 3/31/2007                $10,155                           $10,020
 4/30/2007                $10,225                           $10,096
 5/31/2007                $10,335                           $10,179
 6/30/2007                $ 9,610                           $ 9,434
 7/31/2007                $ 9,220                           $ 8,966
 8/31/2007                $ 9,235                           $ 9,228
 9/30/2007                $ 9,645                           $ 9,779
10/31/2007                $ 9,745                           $10,031
11/30/2007                $ 8,925                           $ 9,258
12/31/2007                $ 8,509                           $ 8,777

Note: (1) European Public Real Estate Association (EPRA) - FTSE EPRA / NAREIT
      Global Index in USD

--------------------------------------------------------------------------------
                 RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                                          AVERAGE ANNUAL TOTAL
                                        CUMULATIVE TOTAL RETURN                  RETURN
                               ----------------------------------------   ---------------------

                               FISCAL YEAR      CALENDAR       SINCE
                                  6/30*      YEAR-TO-DATE*   INCEPTION*     SINCE INCEPTION*
                               ----------------------------------------------------------------
E.I.I. GLOBAL PROPERTY FUND      -11.46%        -14.91%        -14.91%           -14.91%

EPRA / NAREIT Global Index(1)
                                  -6.96%        -12.23%        -12.23%           -12.23%

* Inception date was February 1, 2007.

(1) European Public Real Estate Association (EPRA) - EPRA / NAREIT Global Index in USD.

RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL E.I.I. REALTY SECURITIES TRUST AT 1-888-323-8912. THESE RETURNS REFLECT VOLUNTARY EXPENSE WAIVERS BY THE FUND'S ADVISER. WITHOUT THESE WAIVERS, RETURNS WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE CURRENT GROSS EXPENSE RATIO FOR THE FUND IS 1.57%. %. TO DISCOURAGE SHORT TERM TRADING, THE FUND IMPOSED A 1.5% REDEMPTION FEE ON SHAREHOLDERS REDEEMING SHARES HELD LESS THEN 90 DAYS, IF THE FEE HAD BEEN INCLUDED, THE PERFORMANCE WOULD HAVE BEEN LOWER.

The Fund's return may be relatively volatile because it concentrates on the real estate sector. Special risks that may affect real estate investments include declining property values, defaults by borrowers or tenants, and changing regulatory or economic conditions that have a greater relative impact upon real estate companies. Under the federal law, the Fund is classified as a "non-diversified" fund because it may devote a larger portion of its assets to a single issuer than a "diversified" fund. Potential risks of foreign investing include currency fluctuations, lack of market liquidity and political instability.
--------------------------------------------------------------------------------

                         E.I.I. REALTY SECURITIES TRUST
                             AS OF DECEMBER 31, 2007

E.I.I. REALTY SECURITIES FUND
SECTORS 1

Shopping Centers ....................................................    16.95%
Regional Malls ......................................................    14.60%
Office Property .....................................................    13.66%
Apartments ..........................................................    12.01%
Industrials .........................................................    11.35%
Healthcare ..........................................................     7.48%
Diversified .........................................................     7.06%
Hotels & Lodging ....................................................     5.38%
Self Storage ........................................................     4.86%
Short Term Investments ..............................................     6.21%
                                                                        -------
Subtotal ............................................................    99.56%
Other Assets In Excess Of Liabilities ...............................     0.44%
                                                                        -------
Total ...............................................................   100.00%
                                                                        =======

E.I.I. GLOBAL PROPERTY FUND
COUNTRIES 1

United States .......................................................    27.58%
Hong Kong ...........................................................    12.38%
France ..............................................................    10.69%
Japan ...............................................................    10.37%
Singapore ...........................................................     7.89%
United Kingdom ......................................................     5.75%
Italy ...............................................................     5.72%
Spain ...............................................................     3.14%
Luxembourg ..........................................................     2.63%
Malaysia ............................................................     2.12%
Germany .............................................................     1.84%
Philippines .........................................................     1.77%
Thailand ............................................................     1.76%
Short Term Investments & Warrants ...................................    10.08%
                                                                        -------
Subtotal ............................................................   103.72%
Liabilities In Excess Of Other Assets ...............................    -3.72%
                                                                        -------
Total ...............................................................   100.00%
                                                                        =======

E.I.I. INTERNATIONAL PROPERTY FUND
COUNTRIES 1

Hong Kong ...........................................................    17.28%
France ..............................................................    16.08%
Japan ...............................................................    15.30%
Singapore ...........................................................    13.98%
United Kingdom ......................................................     9.60%
Italy ...............................................................     5.13%
Spain ...............................................................     3.49%
Luxembourg ..........................................................     2.55%
Germany .............................................................     1.96%
Philippines .........................................................     1.91%
Thailand ............................................................     1.53%
Malaysia ............................................................     1.44%
Short Term Investments & Warrants ...................................     9.76%
                                                                        -------
Subtotal ............................................................   100.01%
Liabilities In Excess Of Other Assets ...............................    -0.01%
                                                                        -------
Total ...............................................................   100.00%
                                                                        =======

1 As a percentage of Net Assets as of December 31, 2007. Holdings are subject to change.

                  E.I.I. REALTY SECURITIES TRUST EXPENSE TABLE

As a Shareholder of the Funds, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The line entitled "Actual Fund Return," provides information about actual account values and actual expenses. This information, together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the cost shown for your share class in the row entitled "Expenses Paid During Period" to estimate the expenses incurred on your account during this period.

The line entitled "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing cost of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your cost would have been higher.

DISCLOSURE OF FUND EXPENSES

                                FOR THE PERIOD JULY 1, 2007 TO DECEMBER 31, 2007

EXPENSE TABLE

                                           BEGINNING     ENDING      EXPENSES
                                            ACCOUNT      ACCOUNT       PAID      ANNUALIZED
                                             VALUE        VALUE       DURING      EXPENSE
                                            7/1/2007   12/31/2007    PERIOD*       RATIO
                                           ---------   ----------   ---------   -----------
E.I.I. REALTY SECURITIES FUND
Actual Fund Return .....................   $1,000.00   $   924.80   $    4.85          1.00%
Hypothetical 5% Return .................   $1,000.00   $ 1,020.16   $    5.09          1.00%

E.I.I. INTERNATIONAL PROPERTY FUND
Actual Fund Return .....................   $1,000.00   $   886.20   $    4.75          1.00%
Hypothetical 5% Return .................   $1,000.00   $ 1,020.16   $    5.09          1.00%

E.I.I. GLOBAL PROPERTY FUND
Actual Fund Return .....................   $1,000.00   $   885.40   $    4.75          1.00%
Hypothetical 5% Return .................   $1,000.00   $ 1,020.16   $    5.09          1.00%

* Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                   SHARES        VALUE
                                                                 ----------   ------------
REAL ESTATE INVESTMENT TRUSTS - 93.35%

APARTMENTS - 12.01%
AvalonBay Communities, Inc.                                          18,329   $ 1,725,492
Equity Residential                                                    9,700       353,759
Essex Property Trust, Inc.                                           16,900     1,647,581
Post Properties, Inc.                                                14,200       498,704
                                                                              ------------
Total Apartments                                                                4,225,536
                                                                              ------------
DIVERSIFIED - 7.06%
Vornado Realty Trust                                                 28,239     2,483,620
                                                                              ------------
Total Diversified                                                               2,483,620
                                                                              ------------
HEALTHCARE - 7.48%
Health Care REIT, Inc.                                               25,000     1,117,250
Nationwide Health Properties, Inc.                                   30,700       963,059
Ventas, Inc.                                                         12,200       552,050
                                                                              ------------
Total Healthcare                                                                2,632,359
                                                                              ------------
HOTELS & LODGING - 5.38%
Host Hotels & Resorts Inc.                                           34,742       592,004
Lasalle Hotel Properties                                             15,300       488,070
Starwood Hotels & Resorts Worldwide, Inc.                             6,500       286,195
Strategic Hotels & Resorts, Inc.                                     31,600       528,668
                                                                              ------------
Total Hotels & Lodging                                                          1,894,937
                                                                              ------------
INDUSTRIALS - 11.35%
AMB Property Corp.                                                   16,700       961,252
EastGroup Properties, Inc.                                            8,400       351,540
ProLogis                                                             42,331     2,682,939
                                                                              ------------
Total Industrials                                                               3,995,731
                                                                              ------------
OFFICE PROPERTY - 13.66%
Alexandria Real Estate Equities, Inc.                                 7,900       803,193
Boston Properties, Inc.                                              25,300     2,322,793
Kilroy Realty Corp.                                                  11,200       615,552
SL Green Realty Corp.                                                11,400     1,065,444
                                                                              ------------
Total Office Property                                                           4,806,982
                                                                              ------------
REGIONAL MALLS - 14.60%
Macerich Co. (The)                                                   13,200       937,992
Simon Property Group, Inc.                                           34,192     2,969,917

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                   SHARES        VALUE
                                                                 ----------   ------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

REGIONAL MALLS (CONTINUED)
Taubman Centers, Inc.                                                25,000   $ 1,229,750
                                                                              ------------
Total Regional Malls                                                            5,137,659
                                                                              ------------
SELF STORAGE - 4.86%
Public Storage, Inc.                                                 23,315     1,711,554
                                                                              ------------
Total Self Storage                                                              1,711,554
                                                                              ------------
SHOPPING CENTERS - 16.95%
Equity One, Inc.                                                     31,200       718,536
Federal Realty Investment Trust                                      19,000     1,560,850
Kimco Realty Corp.                                                   38,864     1,414,650
Regency Centers Corp.                                                19,733     1,272,581
Tanger Factory Outlet Centers, Inc.                                  12,300       463,833
Urstadt Biddle Properties                                            34,500       534,750
                                                                              ------------
Total Shopping Centers                                                          5,965,200
                                                                              ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,935,573)                         32,853,578
                                                                              ------------
SHORT TERM INVESTMENTS - 6.21%
BlackRock Liquidity Funds T-Fund                                    444,538       444,538
BlackRock Liquidity Funds Treasury Trust Fund                     1,741,189     1,741,189
                                                                              ------------
TOTAL SHORT TERM INVESTMENTS (Cost $2,185,727)                                  2,185,727
                                                                              ------------
TOTAL INVESTMENTS - 99.56% (Cost $31,121,300)                                  35,039,305

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.44%                                     155,888
                                                                              ------------
NET ASSETS - 100.00%                                                          $35,195,193
                                                                              ============

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                SHARES         VALUE
                                                              ----------   ---------------
COMMON STOCKS - 90.25%

FRANCE - 16.08%
ICADE                                                            159,850   $   23,840,663
Klepierre                                                        516,833       26,424,624
Nexity                                                           282,300       12,918,681
Societe de la Tour Eiffel                                         11,350        1,557,540
Unibail                                                          269,517       59,075,674
                                                                           ---------------

Total France (Cost $133,477,592)                                              123,817,182
                                                                           ---------------
GERMANY - 1.96%
DIC Asset AG                                                     474,064       15,075,065
                                                                           ---------------

Total Germany (Cost $15,024,236)                                               15,075,065
                                                                           ---------------
HONG KONG - 17.28%
China Overseas Land & Investment, Ltd.                        10,073,400       20,825,302
Hang Lung Properties, Ltd.                                     5,075,000       22,975,286
Hysan Development Co., Ltd.                                    7,228,469       20,626,547
Kerry Properties, Ltd.                                         3,339,027       26,828,179
Lifestyle International Holdings, Ltd.                         8,490,000       22,865,314
Shangri-La Asia, Ltd.                                          6,011,685       18,889,153
                                                                           ---------------

Total Hong Kong (Cost $84,646,463)                                            133,009,781
                                                                           ---------------
ITALY - 5.13%
Aedes SpA Ligure Lombarda per Imprese e Costruzioni            1,556,408        7,941,670
Immobiliare Grande Distribuzione                               4,291,662       12,768,882
Risanamento SpA*                                               3,474,750       18,771,585
                                                                           ---------------

Total Italy
(Cost $49,483,494)                                                             39,482,137
                                                                           ---------------
JAPAN - 15.30%
AEON Mall Co., Ltd.                                              974,040       25,720,969
Daiwa House Industry Co., Ltd.                                 1,664,000       21,493,551
Joint Corp.                                                      535,000       10,392,069
Mitsubishi Estate Co., Ltd.                                      827,000       19,950,454
Mitsui Fudosan Co., Ltd.                                         955,800       20,790,350
Tokyu Land Corp.                                               2,255,000       19,418,252
                                                                           ---------------

Total Japan (Cost $130,014,700)                                               117,765,645
                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                SHARES         VALUE
                                                              ----------   ---------------
COMMON STOCKS (CONTINUED)

LUXEMBOURG - 2.55%
Orco Property Group                                              164,500   $   19,608,587
                                                                           ---------------

Total Luxembourg (Cost $25,467,733)                                            19,608,587
                                                                           ---------------
MALAYSIA - 1.44%
SP Setia Berhad                                                7,350,000       11,068,340
                                                                           ---------------

Total Malaysia (Cost $12,214,006)                                              11,068,340
                                                                           ---------------
PHILIPPINES - 1.91%
Megaworld Corp.                                              142,699,000       12,964,779
Robinsons Land Corp.                                           4,244,682        1,696,844
                                                                           ---------------

Total Philippines (Cost $11,174,527)                                           14,661,623
                                                                           ---------------

SINGAPORE - 13.98%
Capitaland, Ltd.                                               5,539,000       24,126,944
City Developments, Ltd.                                        2,600,000       25,648,685
Hongkong Land Holdings, Ltd.                                   4,685,000       23,143,900
Keppel Land, Ltd.                                              3,334,000       16,861,663
Wing Tai Holdings, Ltd.                                        9,524,960       17,866,124
                                                                           ---------------

Total Singapore (Cost $101,046,617)                                           107,647,316
                                                                           ---------------

SPAIN - 3.49%
Renta Corp Real Estate SA                                        262,000        5,853,122
Sol Melia, SA                                                  1,381,408       21,045,179
                                                                           ---------------

Total Spain (Cost $34,825,885)                                                 26,898,301
                                                                           ---------------
THAILAND - 1.53%
Central Pattana Public Co., Ltd.                               3,764,464        2,877,689
Central Pattana Public Co., Ltd. NVDR                         12,025,336        8,924,845
                                                                           ---------------

Total Thailand (Cost $10,721,131)                                              11,802,534
                                                                           ---------------
UNITED KINGDOM - 9.60%
British Land Co. plc                                             974,744       18,336,112
Derwent Valley Holdings plc                                      502,660       14,148,442
Great Portland Estates plc                                     1,591,499       14,889,808
Hammerson plc                                                    610,200       12,450,332
Minerva plc*                                                   2,600,000        6,961,142

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                SHARES         VALUE
                                                              ----------   ---------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Segro plc                                                        763,608   $    7,144,193
                                                                           ---------------

Total United Kingdom (Cost $91,782,288)                                        73,930,029
                                                                           ---------------

TOTAL COMMON STOCKS (Cost $699,878,672)                                       694,766,540
                                                                           ---------------
WARRANTS - 0.09%
China Overseas Land & Investments, Ltd., Expires 08/27/08*       589,450          322,038
SP Setia Berhad, Expires 01/07/08*                             1,225,000          348,201
                                                                           ---------------

TOTAL WARRANTS (Cost $110,030)                                                    670,239
                                                                           ---------------
SHORT TERM INVESTMENTS - 9.67%
PNC Bank Money Market Fund                                    74,436,172       74,436,172
                                                                           ---------------

TOTAL SHORT TERM INVESTMENTS (Cost $74,436,172)                                74,436,172
                                                                           ---------------

TOTAL INVESTMENTS - 100.01% (Cost $774,424,874)                               769,872,951

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01%)                                   (51,748)
                                                                           ---------------

NET ASSETS - 100.00%                                                       $  769,821,203
                                                                           ===============

*    Denotes non-income producing security.
NVDR Non-Voting Depositary Receipt

                                             % OF
SECTOR DIVERSIFICATION                     NET ASSETS        VALUE
----------------------                    -------------  -------------
COMMON STOCKS:

Real Estate ...........................         79.39%   $611,143,582
Consumer Cyclicals ....................         10.95%     84,293,197
                                          -------------  -------------
Total Common Stock ....................         90.34%    695,436,779
Short Term Obligation .................          9.67%     74,436,172
                                          -------------  -------------

TOTAL INVESTMENTS .....................        100.01%    769,872,951
LIABILITIES IN EXCESS OF OTHER
ASSETS ................................         (0.01%)       (51,748)
                                          -------------  -------------

NET ASSETS ............................        100.00%   $769,821,203
                                          =============  =============

                     See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                SHARES         VALUE
                                                              ----------   ---------------
COMMON STOCKS - 66.06%

FRANCE - 10.69%
ICADE                                                             14,350   $    2,140,216
Klepierre                                                         44,200        2,259,856
Nexity                                                            25,200        1,153,209
Unibail                                                           28,450        6,235,981
                                                                           ---------------

Total France (Cost $13,683,575)                                                11,789,262
                                                                           ---------------
GERMANY - 1.84%
DIC Asset AG                                                      63,803        2,028,912
                                                                           ---------------

Total Germany (Cost $2,357,978)                                                 2,028,912
                                                                           ---------------
HONG KONG - 12.38%
China Overseas Land & Investment, Ltd.                           961,700        1,988,176
Hang Lung Properties, Ltd.                                       540,000        2,444,661
Kerry Properties, Ltd.                                           383,061        3,077,792
Lifestyle International Holdings, Ltd.                         1,072,000        2,887,116
Shangri-La Asia, Ltd.                                          1,037,400        3,259,586
                                                                           ---------------

Total Hong Kong (Cost $10,074,883)                                             13,657,331
                                                                           ---------------
ITALY - 5.72%
Aedes SpA Ligure Lombarda per Imprese e Costruzioni              186,000          949,077
Immobiliare Grande Distribuzione                                 601,100        1,788,439
Risanamento SpA*                                                 662,200        3,577,392
                                                                           ---------------

Total Italy (Cost $8,974,602)                                                   6,314,908
                                                                           ---------------
JAPAN - 10.37%
AEON Mall Co., Ltd.                                               82,600        2,181,175
Daiwa House Industry Co., Ltd.                                   175,000        2,260,439
Joint Corp.                                                       72,700        1,412,156
Mitsubishi Estate Co., Ltd.                                       65,500        1,580,115
Mitsui Fudosan Co., Ltd.                                          85,000        1,848,901
Tokyu Land Corp.                                                 250,000        2,152,800
                                                                           ---------------

Total Japan (Cost $13,795,870)                                                 11,435,586
                                                                           ---------------
LUXEMBOURG - 2.63%
Orco Property Group                                               24,300        2,896,588
                                                                           ---------------

Total Luxembourg (Cost $3,589,420)                                              2,896,588
                                                                           ---------------

                     See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                   SHARES         VALUE
                                                                 ----------   --------------
COMMON STOCKS (CONTINUED)

MALAYSIA - 2.12%
SP Setia Berhad                                                   1,550,000   $   2,334,140
                                                                              --------------

Total Malaysia (Cost $2,328,073)                                                  2,334,140
                                                                              --------------
PHILIPPINES - 1.77%
Megaworld Corp.                                                  21,432,500       1,947,229
                                                                              --------------

Total Philippines (Cost $1,435,905)                                               1,947,229
                                                                              --------------
SINGAPORE - 7.89%
Capitaland, Ltd.                                                    482,500       2,101,688
City Developments, Ltd.                                             230,000       2,268,922
Hongkong Land Holdings, Ltd.                                        450,000       2,223,000
Wing Tai Holdings, Ltd.                                           1,125,000       2,110,181
                                                                              --------------

Total Singapore (Cost $9,166,250)                                                 8,703,791
                                                                              --------------
SPAIN - 3.14%
Renta Corp. Real Estate, SA                                          53,000       1,184,028
Sol Melia, SA                                                       150,000       2,285,188
                                                                              --------------

Total Spain (Cost $5,200,655)                                                     3,469,216
                                                                              --------------
THAILAND - 1.76%
Central Pattana Public Co., Ltd. NVDR                             2,622,100       1,946,044
                                                                              --------------

Total Thailand (Cost $1,923,434)                                                  1,946,044
                                                                              --------------
UNITED KINGDOM - 5.75%
British Land Co. plc                                                 69,000       1,297,974
Great Portland Estates plc                                          182,000       1,702,763
Hammerson plc                                                        70,500       1,438,460
Minerva plc*                                                        225,500         603,745
Segro plc                                                           138,774       1,298,347
                                                                              --------------

Total United Kingdom (Cost $9,200,815)                                            6,341,289
                                                                              --------------

TOTAL COMMON STOCKS (Cost $81,731,460)                                           72,864,296
                                                                              --------------
REAL ESTATE INVESTMENT TRUSTS - 27.58%
Alexandria Real Estate Equities, Inc.                                 9,900       1,006,533
AMB Property Corp.                                                   39,300       2,262,108
AvalonBay Communities, Inc.                                          23,200       2,184,048

                See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2007
                                   (UNAUDITED)

                                                                   SHARES         VALUE
                                                                 ----------   --------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Boston Properties, Inc.                                              22,200   $   2,038,182
Equity One, Inc.                                                     28,000         644,840
Essex Property Trust, Inc.                                           24,300       2,369,007
Federal Realty Investment Trust                                      24,800       2,037,320
Health Care REIT, Inc.                                               32,200       1,439,018
Host Hotels & Resorts, Inc.                                          17,812         303,516
LaSalle Hotel Properties                                             12,700         405,130
Macerich Co. (The)                                                   20,500       1,456,730
Post Properties, Inc.                                                26,900         944,728
ProLogis                                                             44,800       2,839,424
Public Storage, Inc.                                                 16,600       1,218,606
Simon Property Group, Inc.                                           31,600       2,744,776
SL Green Realty Corp.                                                20,300       1,897,238
Starwood Hotels & Resorts Worldwide, Inc.                            26,300       1,157,989
Ventas, Inc.                                                         27,500       1,244,375
Vornado Realty Trust                                                 25,300       2,225,135
                                                                              --------------

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $34,644,195)                           30,418,703
                                                                              --------------
WARRANTS - 0.07%
China Overseas Land & Investment, Ltd., Expires 08/27/08*            59,308          32,402
SP Setia Berhad, Expires 01/07/08*                                  175,000          49,743
                                                                              --------------

TOTAL WARRANTS (Cost $15,719)                                                        82,145
                                                                              --------------
SHORT TERM INVESTMENTS - 10.01%
BlackRock Liquidity Funds T-Fund                                  5,473,494       5,473,494
BlackRock Liquidity Funds Treasury Trust Fund                     5,473,495       5,473,495
PNC Bank Money Market Fund                                           94,229          94,229
                                                                              --------------

TOTAL SHORT TERM INVESTMENTS (Cost $11,041,218)                                  11,041,218
                                                                              --------------

TOTAL INVESTMENTS - 103.72% (Cost $127,432,592)                                 114,406,362

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.72%)                                  (4,100,934)
                                                                              --------------

TOTAL NET ASSETS - 100.00%                                                    $ 110,305,428
                                                                              ==============

*     Denotes non-income producing security.
NVDR  Non-Voting Depositary Receipt

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                      SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2007
                                  (UNAUDITED)

                                             % OF
SECTOR DIVERSIFICATION                    NET ASSETS         VALUE
------------------------------           ------------   ----------------

COMMON STOCKS:
Real Estate ..........................        82.96%    $    91,514,826
Consumer Cyclicals ...................        10.75%         11,850,318
                                         ------------   ----------------
Total Common Stock ...................        93.71%        103,365,144
Short Term Obligation ................        10.01%         11,041,218
                                         ------------   ----------------

TOTAL INVESTMENTS ....................       103.72%        114,406,362
LIABILITIES IN EXCESS OF OTHER
ASSETS ...............................        (3.72%)        (4,100,934)
                                         ------------   ----------------

NET ASSETS ...........................       100.00%    $   110,305,428
                                         ============   ================

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES

                                December 31, 2007
                                   (unaudited)

                                                                             E.I.I. REALTY        E.I.I.
                                                                               SECURITIES      INTERNATIONAL     E.I.I. GLOBAL
                                                                                  FUND         PROPERTY FUND     PROPERTY FUND
                                                                             --------------    --------------    --------------
ASSETS:
   Investments at value (Cost $31,121,300, $774,424,874 and
   $127,432,592)                                                             $  35,039,305     $ 769,872,951     $ 114,406,362
   Cash                                                                                 --                --             5,122
   Dividends receivable                                                            312,693           108,027           269,841
   Interest receivable                                                               6,911           309,328            37,363
   Receivable for fund shares sold                                                      --        16,090,200           252,813
   Tax reclaim receivables                                                              --           303,701            15,989
                                                                             --------------    --------------    --------------
      Total Assets                                                              35,358,909       786,684,207       114,987,490
                                                                             --------------    --------------    --------------
LIABILITIES:
   Payable for investment securities purchased                                      83,810         7,681,839         4,158,268
   Due to custodian                                                                 19,456             6,072                --
   Payable for fund shares redeemed                                                     --         8,374,909           387,456
   Investment advisor fees payable                                                  10,026           486,662            59,994
   Administration fees payable                                                       4,592            97,605            13,562
   Fees payable to custodian                                                         7,208            35,685            13,860
   Professional fees payable                                                        17,464            58,018            26,981
   Accrued foreign capital gains tax*                                                   --            63,965                29
   Accrued expenses and other payables                                              21,160            58,249            21,912
                                                                             --------------    --------------    --------------
      Total Liabilities                                                            163,716        16,863,004         4,682,062
                                                                             --------------    --------------    --------------
NET ASSETS                                                                   $  35,195,193     $ 769,821,203     $ 110,305,428
                                                                             ==============    ==============    ==============
NET ASSETS CONSIST OF:
   Par value                                                                        83,597           365,169            65,504
   Paid-in capital                                                              32,319,658       779,126,597       125,633,204
   Accumulated undistributed net investment income/(loss)                           10,122        (4,522,313)         (254,331)
   Accumulated net realized loss on investment transactions                     (1,401,341)         (549,273)       (2,105,982)
   Net unrealized appreciation (depreciation) on foreign currency                       --            16,911           (32,155)
   Net unrealized appreciation (depreciation) on investment securities*          4,183,157        (4,615,888)      (13,000,812)
                                                                             --------------    --------------    --------------
NET ASSETS                                                                   $  35,195,193     $ 769,821,203     $ 110,305,428
                                                                             ==============    ==============    ==============
CAPITAL STOCK, (unlimited authorized shares at $0.01 par value)
   Institutional Class Shares Outstanding                                        8,359,675        36,516,874         6,550,441
                                                                             ==============    ==============    ==============
NET ASSET VALUE, Offering and redemption price per share
   Institutional Class Share                                                 $        4.21     $       21.08     $       16.84
                                                                             ==============    ==============    ==============

* Change in Unrealized Appreciation (Depreciation) on Investment Securities for the E.I.I. International Property and E.I.I Global Property Fund are net of decrease in unrealized foreign capital gains tax of $63,965 and $29, respectively.

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST
                            STATEMENTS OF OPERATIONS

                                December 31, 2007
                                   (unaudited)

                                                                             E.I.I. REALTY        E.I.I.
                                                                              SECURITIES      INTERNATIONAL    E.I.I. GLOBAL
                                                                                 FUND         PROPERTY FUND    PROPERTY FUND
                                                                             --------------   --------------   --------------
INVESTMENT INCOME:
   Dividends (less foreign taxes withheld $1,359, $200,021 and
   $19,650)                                                                  $     402,235    $   4,169,515    $     763,201
   Interest                                                                         31,011        1,513,710          196,244
                                                                             --------------   --------------   --------------
      Total Investment Income                                                      433,246        5,683,225          959,445
                                                                             --------------   --------------   --------------

EXPENSES:
   Advisory fees                                                                   125,376        2,492,326          365,464
   Administration fees                                                              25,076          498,464           73,093
   Trustees fees and expenses                                                        1,025           20,042            3,475
   Transfer agent fees                                                              21,220           44,948           15,083
   Professional fees                                                                18,596           79,451           25,183
   Custodian fees                                                                   14,055          134,422           30,877
   Registration and filing fees                                                     11,439           42,121            2,605
   Shareholders' reports                                                                18           37,914              482
   Insurance expense                                                                 1,182           28,461            3,558
   Misellaneous expenses                                                            10,741           16,885           15,416
                                                                             --------------   --------------   --------------
      Total Expenses                                                               228,728        3,395,034          535,236
   Less: expenses waived                                                           (82,238)         (84,988)         (48,730)
                                                                             --------------   --------------   --------------
      Net Expenses                                                                 146,490        3,310,046          486,506
                                                                             --------------   --------------   --------------

   NET INVESTMENT INCOME                                                           286,756        2,373,179          472,939
                                                                             --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
SECURITIES AND FOREIGN CURRENCY
   Net realized gain (loss) on investment transactions                             526,059        1,759,276       (2,031,144)
   Net realized gain (loss) on foreign currency transactions                            --         (156,432)         (41,675)
   Net change in unrealized depreciation on investment securities               (5,388,001)     (91,224,969)      (9,188,076)
   Translation of assets and liabilities in foreign currencies                          --          (64,084)         (34,647)
                                                                             --------------   --------------   --------------
                                                                                (4,861,942)     (89,686,209)     (11,295,542)
                                                                             --------------   --------------   --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                   $  (4,575,186)   $ (87,313,030)   $ (10,822,603)
                                                                             ==============   ==============   ==============

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                December 31, 2007
                                   (unaudited)

                                                                                          E.I.I. REALTY SECURITIES FUND
                                                                                         -------------------------------
                                                                                           SIX MONTHS
                                                                                             ENDED
                                                                                          DECEMBER 31,      YEAR ENDED
                                                                                              2007        JUNE 30, 2007
                                                                                         --------------   -------------
INCREASE IN NET ASSETS

   OPERATIONS:
      Net Investment Income                                                              $     286,756    $    445,937
      Net Realized Gain on Investment Transactions                                             526,059      11,542,181
      Net Change in Unrealized Depreciation on Investment Securities                        (5,388,001)     (7,442,144)
                                                                                         --------------   -------------
         Net Increase (Decrease) in Net Assets Resulting From Operations                    (4,575,186)      4,545,974
                                                                                         --------------   -------------
   DISTRIBUTIONS FROM:
      Net Investment Income                                                                   (324,887)       (402,256)
      Net Capital Gains                                                                     (9,266,537)    (19,328,455)
                                                                                         --------------   -------------
         Total Distributions                                                                (9,591,424)    (19,730,711)
                                                                                         --------------   -------------
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:(1)
      Shares Issued                                                                         21,638,618         202,538
      Shares Reinvested                                                                      9,466,523      18,777,787
      Shares Redeemed                                                                       (9,889,058)    (14,527,537)
                                                                                         --------------   -------------
         Net Increase from Capital Share Transactions                                       21,216,083       4,452,788
                                                                                         --------------   -------------
   Total Increase (Decrease) In Net Assets                                                   7,049,473     (10,731,949)
                                                                                         --------------   -------------

NET ASSETS
   Beginning of Period                                                                      28,145,720      38,877,669
                                                                                         --------------   -------------
   End of Period(2)                                                                      $  35,195,193    $ 28,145,720
                                                                                         ==============   =============

(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
   Shares Issued                                                                             3,214,906          28,558
   Shares Reinvested                                                                         2,231,255       2,768,998
   Shares Redeemed                                                                          (1,594,075)     (1,872,862)
                                                                                         --------------   -------------
                                                                                             3,852,086         924,694
                                                                                         ==============   =============
(2) INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)                                 $      10,122    $     48,253
                                                                                         ==============   =============

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                December 31, 2007
                                   (unaudited)

                                                                                          E.I.I. INTERNATIONAL PROPERTY FUND
                                                                                         -----------------------------------
                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                           DECEMBER 31,         YEAR ENDED
                                                                                               2007           JUNE 30, 2007
                                                                                         ----------------     ---------------
INCREASE IN NET ASSETS
   OPERATIONS:
      Net Investment Income                                                              $     2,373,179      $    3,658,542
      Net Realized Gain on Investment Transactions                                             1,759,276          14,253,207
      Net Realized Loss on Foreign Currency Transactions                                        (156,432)           (179,641)
      Net Change in Unrealized Appreciation (Depreciation) on Investment Securities          (91,224,969)         62,094,913
      Translation of Assets and Liabilities in Foreign Currencies                                (64,084)             78,876
                                                                                         ----------------     ---------------
         Net Increase (Decrease) in Net Assets Resulting From Operations                     (87,313,030)         79,905,897
                                                                                         ----------------     ---------------

   DISTRIBUTIONS FROM:
      Net Investment Income                                                                   (7,494,906)         (5,066,870)
      Net Capital Gains                                                                      (12,195,997)         (4,129,571)
                                                                                         ----------------     ---------------
         Total Distributions                                                                 (19,690,903)         (9,196,441)
                                                                                         ----------------     ---------------
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:(1)
      Shares Issued                                                                          415,603,257         398,804,862
      Shares Reinvested                                                                       14,499,276           8,450,467
      Shares Redeemed                                                                       (120,915,299)        (66,359,191)
                                                                                         ----------------     ---------------
         Net Increase from Capital Share Transactions                                        309,187,234         340,896,138
                                                                                         ----------------     ---------------
      Total Increase In Net Assets                                                           202,183,301         411,605,594
                                                                                         ----------------     ---------------

NET ASSETS
      Beginning of Period                                                                    567,637,902         156,032,308
                                                                                         ----------------     ---------------
      End of Period(2)                                                                   $   769,821,203      $  567,637,902
                                                                                         ================     ===============

(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
      Shares Issued                                                                           17,961,172          16,835,849
      Shares Reinvested                                                                          692,751             365,663
      Shares Redeemed                                                                         (5,387,865)         (2,792,426)
                                                                                         ----------------     ---------------
                                                                                              13,266,058          14,409,086
                                                                                         ================     ===============
(2) INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)                                 $    (4,522,313)     $      599,414
                                                                                         ================     ===============

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                December 31, 2007
                                   (unaudited)

                                                                                                      E.I.I. GLOBAL PROPERTY FUND
                                                                                                   ---------------------------------
                                                                                                     SIX MONTHS
                                                                                                       ENDED
                                                                                                     DECEMBER 31,     PERIOD ENDED
                                                                                                        2007         JUNE 30, 2007*
                                                                                                   ----------------  ---------------
INCREASE IN NET ASSETS
   OPERATIONS:
     Net Investment Income                                                                         $       472,939   $      323,401
     Net Realized Gain (Loss) on Investment Transactions                                                (2,031,144)          54,516
     Net Realized Gain (Loss) on Foreign Currency Transactions                                             (41,675)           8,618
     Net Change in Unrealized Depreciation on Investment Securities                                     (9,188,076)      (3,812,736)
     Translation of Assets and Liabilities in Foreign Currencies                                           (34,647)           2,492
                                                                                                   ----------------  ---------------
       Net Decrease in Net Assets Resulting From Operations                                            (10,822,603)      (3,423,709)
                                                                                                   ----------------  ---------------
   DISTRIBUTIONS FROM:
     Net Investment Income                                                                              (1,059,289)              --
     Net Capital Gains                                                                                     (87,679)              --
                                                                                                   ----------------  ---------------
       Total Distributions                                                                              (1,146,968)              --
                                                                                                   ----------------  ---------------
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:(1)
     Shares Issued                                                                                      63,684,588       74,750,436
     Shares Reinvested                                                                                   1,053,890               --
     Shares Redeemed                                                                                   (13,707,450)         (82,756)
                                                                                                   ----------------  ---------------
       Net Increase from Capital Share Transactions                                                     51,031,028       74,667,680
                                                                                                   ----------------  ---------------
   Total Increase In Net Assets                                                                         39,061,457       71,243,971
                                                                                                   ----------------  ---------------
NET ASSETS
     Beginning of Period                                                                                71,243,971               --
                                                                                                   ----------------  ---------------
     End of Period(2)                                                                              $   110,305,428   $   71,243,971
                                                                                                   ================  ===============
(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
     Shares Issued                                                                                       3,549,832        3,711,029
     Shares Reinvested                                                                                      62,844               --
     Shares Redeemed                                                                                      (769,058)          (4,206)
                                                                                                   ----------------  ---------------
                                                                                                         2,843,618        3,706,823
                                                                                                   ================  ===============
(2) INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)                                           $      (254,331)  $      332,019
                                                                                                   ================  ===============

* The Fund commenced operations on February 1, 2007.

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND
                              FINANCIAL HIGHLIGHTS

       FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                  Six Months Ended
                                                                                  December 31, 2007     Year Ended      Year Ended
                                                                                     (unaudited)      June 30, 2007   June 30, 2006
                                                                                  -----------------   -------------   --------------
Net Asset Value, Beginning of Period ..........................................       $   6.24           $  10.85        $  13.68
                                                                                  -----------------   -------------   --------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
   Net Investment Income ......................................................           0.05               0.13            0.17
   Net Gain (Loss) on Securities
     (Realized and Unrealized) ................................................          (0.51)              1.37            2.02
                                                                                  -----------------   -------------   --------------
       Total from Investment Operations .......................................          (0.46)              1.50            2.19
                                                                                  -----------------   -------------   --------------

LESS DISTRIBUTIONS
   Net Investment Income ......................................................          (0.06)             (0.12)          (0.24)
   Net Capital Gains ..........................................................          (1.51)             (5.99)          (4.78)
                                                                                  -----------------   -------------   --------------
       Total Distributions ....................................................          (1.57)             (6.11)          (5.02)
                                                                                  -----------------   -------------   --------------

Net Asset Value, End of Period ................................................       $   4.21           $   6.24        $  10.85
                                                                                  =================   =============   ==============

Total Return ..................................................................          (7.52)%**           9.58%          20.54%
Net Assets, End of Period (thousands) .........................................       $ 35,195           $ 28,146        $ 38,878
Ratio of Expenses to Average Net Assets .......................................           0.87%*             1.00%           1.00%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Reimbursement
   of Expenses) ...............................................................           1.37%*             1.26%           1.24%
Ratio of Net Investment Income to
   Average Net Assets .........................................................           1.71%*             1.16%           1.37%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
     Reimbursement of Expenses) ...............................................           1.22%*             0.90%           1.13%
Portfolio Turnover Rate .......................................................             71%**              76%             44%

                                                                                        Year Ended     Year Ended       Year Ended
                                                                                      June 30, 2005   June 30, 2004   June 30, 2003
                                                                                  -----------------   -------------   --------------
Net Asset Value, Beginning of Period ..........................................          $  12.59         $ 10.30        $  11.81
                                                                                  -----------------   -------------   --------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
   Net Investment Income ......................................................              0.40            0.56            0.38
   Net Gain (Loss) on Securities
     (Realized and Unrealized) ................................................              3.92            2.04           (0.64)
                                                                                  -----------------   -------------   --------------
       Total from Investment Operations .......................................              4.32            2.60           (0.26)
                                                                                  -----------------   -------------   --------------

LESS DISTRIBUTIONS
   Net Investment Income ......................................................             (0.25)          (0.26)          (0.35)
   Net Capital Gains ..........................................................             (2.98)          (0.05)          (0.90)
                                                                                  -----------------   -------------   --------------
       Total Distributions ....................................................             (3.23)          (0.31)          (1.25)
                                                                                  -----------------   -------------   --------------

Net Asset Value, End of Period ................................................          $  13.68         $ 12.59        $  10.30
                                                                                  =================   =============   ==============
Total Return ..................................................................             36.15%          25.48%          (1.19)%
Net Assets, End of Period (thousands) .........................................          $ 68,697         $96,305        $113,650
Ratio of Expenses to Average Net Assets .......................................              1.00%           1.00%           1.00%
Ratio of Expenses to Average Net Assets
(Excluding Waivers and Reimbursement
   of Expenses) ...............................................................              1.20%           1.13%           1.12%
Ratio of Net Investment Income to
   Average Net Assets .........................................................              2.06%           3.76%           5.15%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
     Reimbursement of Expenses) ...............................................              1.86%           3.63%           5.03%
Portfolio Turnover Rate .......................................................                43%             86%             57%

----------
*     Annualized.

** Total return and portfolio turnover rate are not annualized for periods less than one year.

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                              FINANCIAL HIGHLIGHTS

       FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                               Six Months Ended
                                                               December 31, 2007    Year Ended      Year Ended        Year Ended
                                                                  (unaudited)      June 30, 2007   June 30, 2006   June 30, 2005(1)
                                                               -----------------   -------------   -------------   ----------------
Net Asset Value, Beginning of Period .......................       $   24.41        $   17.65       $   12.88          $   10.00
                                                               -----------------   -------------   -------------   ----------------
INCOME FROM INVESTMENT
OPERATIONS
   Net Investment Income ...................................            0.06(2)          0.26(2)         0.22(2)            0.09
   Net Gain (Loss) on Securities (Realized and
     Unrealized) ...........................................           (2.83)            7.21            4.78               2.88
                                                               -----------------   -------------   -------------   ----------------
       Total from Investment Operations ....................           (2.77)            7.47            5.00               2.97
                                                               -----------------   -------------   -------------   ----------------

LESS DISTRIBUTIONS
   Net Investment Income ...................................           (0.21)           (0.39)          (0.09)             (0.04)
   Net Capital Gains .......................................           (0.35)           (0.32)          (0.14)             (0.05)
                                                               -----------------   -------------   -------------   ----------------
       Total Distributions .................................           (0.56)           (0.71)          (0.23)             (0.09)
                                                               -----------------   -------------   -------------   ----------------

Net Asset Value, End of Period .............................       $   21.08        $   24.41       $   17.65          $   12.88
                                                               =================   =============   =============   ================
Total Return ...............................................          (11.38)%**        42.61%          39.14%             29.68%
Net Assets, End of Period (thousands) ......................       $ 769,821        $ 567,638       $ 156,032          $  47,925
Ratio of Expenses to Average Net Assets ....................            1.00%*           1.00%           1.00%              1.00%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Reimbursement
   Of Expenses) ............................................            1.02%*           1.12%           1.23%              1.65%
Ratio of Net Investment Income to
   Average Net Assets ......................................            0.71%*           1.12%           1.39%              1.59%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
     Reimbursement of Expenses) ............................            0.69%*           1.00%           1.16%              0.94%
Portfolio Turnover Rate ....................................               5%**            20%             14%                27%

(1)   The Fund commenced operations on July 1, 2004.

(2)   Per share numbers have been calculated using the average share method.

*     Annualized.

** Total return and portfolio turnover rate are not annualized for periods less than one year.

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I GLOBAL PROPERTY FUND

                              FINANCIAL HIGHLIGHTS

      FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              Six Months Ended
                                                                December 31,        Year Ended
                                                                    2007             June 30,
                                                                 (unaudited)          2007(1)
                                                              -----------------   --------------
Net Asset Value, Beginning of Period ......................    $      19.22         $  20.00
                                                              -----------------   --------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
   Net Investment Income ..................................            0.03             0.09
   Net Gain (Loss) on Securities
     (Realized and Unrealized) ............................           (2.23)           (0.87)
                                                              -----------------   --------------
       Total from Investment Operations ...................           (2.20)           (0.78)
                                                              -----------------   --------------
LESS DISTRIBUTIONS
   Net Investment Income ..................................           (0.16)              --
   Net Capital Gains ......................................           (0.02)              --
                                                              -----------------   --------------
       Total Distributions ................................           (0.18)              --
                                                              -----------------   --------------
Net Asset Value, End of Period ............................    $      16.84         $  19.22
                                                              =================   ==============

Total Return ..............................................          (11.46)%**        (3.90)%**
Net Assets, End of Period (thousands) .....................    $    110,305         $ 71,244
Ratio of Expenses to Average Net Assets ...................            1.00%*           1.00%*
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Reimbursement of Expenses) .................            1.10%*           1.57%*
Ratio of Net Investment Income to Average Net
   Assets .................................................            0.97%*           1.74%*
Ratio of Net Investment Income to Average Net
   Assets (Excluding Waivers and Reimbursement
   of Expenses) ...........................................            0.87%*           1.17%*
Portfolio Turnover Rate ...................................              10%**             8%**

(1)   The Fund commenced operations on February 1, 2007.

*     Not Annualized.

** Total return and portfolio turnover rate are not annualized for periods of less than one year.

                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2007 (UNAUDITED)

A. ORGANIZATION:

E.I.I. Realty Securities Trust (the "Trust") was organized on December 22, 1997 as a Delaware statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company with the following series: E.I.I. Realty Securities Fund, E.I.I. International Property Fund and E.I.I. Global Property Fund (each a "Fund" and collectively, the "Funds"). EI.I. Realty Securities Fund commenced operations on June 11, 1998. E.I.I. International Property Fund commenced operations on July 1, 2004. E.I.I. Global Property Fund commenced operations on February 1, 2007. Each series, in effect, represents a separate fund, and is referred to herein as a "Fund" or collectively as the "Funds".

FUND SHARES

The Funds may offer three classes of shares: Institutional, Adviser and Investor. As of December 31, 2007, the Adviser and Investor classes had not commenced distribution. Shares of all classes represent equal pro-rata interests in the Funds, except that each class will bear different expenses that will reflect the difference in the range of services to be provided to them. In addition, redemptions from the E.I.I. International Property Fund and the E.I.I. Global Property Fund, including exchange redemptions, within 90 days of purchase are subject to a redemption fee equal to 1.5% of the redemption proceeds, which are retained by the respective Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Funds in preparation of their financial statements.

USE OF ESTIMATES: The preparation of financial statements in accordance with GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Estimates include the classification of distributions received by the Funds from the issuers of the Funds' portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of these distributions cannot be determined until reported to the Funds by the issuers of the Funds' portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Funds will not affect the net assets of the Funds. The reclassification of distributions received by the Funds may require the Funds to reclassify a portion of their distributions to Fund shareholders.

The Funds estimate components of distributions from real estate investment trusts ("REITs"). Return of capital distributions are recorded as a reduction of cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and ask price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust's pricing committee under procedures adopted by the Trust's Board of Trustees. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

REDEMPTION FEES: The E.I.I. International Property Fund and E.I.I. Global Property Fund have impose a redemption fee of 1.5% of the total redemption amount on all Fund shares redeemed or exchanged within 90 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders.

EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated pro-rata among the respective Funds. In addition, expenses of a Fund not directly attributable to the operations of a particular class of the Fund are allocated to the separate classes based upon the relative net assets of each class.

                         E.I.I. REALTY SECURITIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 2007 (UNAUDITED) - CONTINUED

INCOME RECOGNITION: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all securities. Corporate actions and dividend income are recorded on ex-date. Awards from class action litigation are recorded as a reduction of cost if the Funds still own the applicable securities on the payment date. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income, if any, are declared and paid quarterly for the E.I.I. Realty Securities Fund and annually for the E.I.I. International Property Fund and E.I.I. Global Property Fund. Net realized gains on portfolio securities, if any, are distributed at least annually by the Funds. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

FEDERAL INCOME TAXES: The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

NEW ACCOUNTING PRONOUNCEMENTS: In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for
Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are not more likely- than-not to be sustained as of the adoption date. As of December 31, 2007, the Funds have evaluated the implications of FIN 48 and determined that there is no material impact on the financial statements.

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

FOREIGN ISSUER RISK: For Funds that invest in foreign issuers, the foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and practices used by domestic issuers. In addition, foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property and difficulties in enforcing contracts.

CURRENCY RISK: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in rates may erode or reverse gains produced by investments denominated in foreign currencies.

INDEMNIFICATIONS: The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. The Funds do not anticipate recognizing any loss related to these arrangements.

C. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES:

INVESTMENT ADVISORY FEE

The Funds have entered into an Investment Advisory Agreement with E.I.I. Realty Securities, Inc. (the "Adviser" or "E.I.I.") for day-to-day portfolio management services to be provided by the Adviser. The Investment Advisory Agreement provides for the Adviser to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the Funds' average daily net assets.

                         E.I.I. REALTY SECURITIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 2007 (UNAUDITED) - CONTINUED

ADMINISTRATION FEE

E.I.I. will also provide administrative services to the Funds. Under the Administrative Services Agreement, E.I.I. will receive a fee payable monthly at an annual rate of 0.15% of the Funds' average daily net assets. E.I.I. has entered into a sub-administration contract with PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., under which E.I.I. pays PFPC to provide certain administrative services to the Funds.

PFPC provides the Funds with sub-administrative services pursuant to a Sub-Administration Agreement. The services include the day-to-day administration of the matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws.

TRANSFER AGENT FEE

PFPC also serves as transfer agent for the Funds and receives a fee for related services pursuant to a Transfer Agency Agreement with the Trust.

CUSTODY FEE

PFPC Trust Company serves as the custodian for the Funds and receives a fee for related services pursuant to a Custodian Agreement with the Trust.

TRUSTEES FEE

The Funds pay each Independent Trustee an annual fee of $16,000, which includes compensation for all regular quarterly board meetings. The Chairman of the Board receives an additional $4,000 on an annual basis. The Trustees receive additional fees of $1,000 for special meetings and $500 for phone meetings held during the year. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. These fees and expenses are allocated between the Funds based on relative average net assets.

DISTRIBUTOR

PFPC Distributors, Inc. serves as the distributor of the Funds' shares. Any distribution fees incurred by the Funds is paid by the adviser.

EXPENSE LIMITS AND FEE WAIVER

E.I.I. has agreed to waive a portion of its Investment Advisory Fee and/or assume the expenses of the Funds to the extent necessary to keep the annual expenses of the Funds to not more than 1.00% of the average daily net assets of the Institutional Share Class of each Fund. To the extent that the Adviser waives Investment Advisory Fees and/or absorbs expenses of the Funds, it may seek payment of a portion or all of such waived fees and/or assumed expenses at any time within three fiscal years after the fiscal year in which the Investment Advisory fees were waived and/or expenses were assumed, subject to the 1.00% expense limitation stated above. The total amount of fees waived and/or assumed by the Adviser during the six months ended December 31, 2007 and the last three fiscal years ended June 30, 2007, and the Adviser is therefore currently eligible for recoupment provided that the total recoupment does not exceed the 1.00% expense limitation, is as follows:

                                                 E.I.I. REALTY     E.I.I. INTERNATIONAL    E.I.I. GLOBAL
                                                SECURITIES FUND        PROPERTY FUND       PROPERTY FUND
                                                ----------------   ---------------------   --------------
Six months ended December 31, 2007                $      82,238        $         84,988    $      48,730
Fiscal Year ended 2007                                   98,342                 376,627          105,894
Fiscal Year ended 2006                                  137,747                 214,586               --
Fiscal Year ended 2005                                  182,824                 111,909               --
                                                ----------------   ---------------------   --------------
Total                                             $     501,151        $        788,110    $     154,624
                                                ================   =====================   ==============

                         E.I.I. REALTY SECURITIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                    DECEMBER 31, 2007 (UNAUDITED) - CONTINUED

D. INVESTMENT TRANSACTIONS:

For the six months ended December 31, 2007, the Funds made the following purchases and sales of investment securities, other than U.S. Government Securities and Short-Term Securities:

                                                 E.I.I. REALTY    E.I.I. INTERNATIONAL   E.I.I. GLOBAL
                                                SECURITIES FUND       PROPERTY FUND      PROPERTY FUND
                                                ---------------   --------------------   --------------
Purchases                                         $  32,458,933       $    297,046,780   $  58,902,144
Sales                                                21,354,069             28,386,812       8,844,926

E. TAX COST OF SECURITIES:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at December 31, 2007 for each Fund were as follows:

FUND                                              COST       APPRECIATION   (DEPRECIATION)         NET
-----------------------------------------------------------------------------------------------------------
E.I.I. Realty Securities Fund                $ 31,121,300   $   5,504,721      ($1,586,716)  $   3,918,005
E.I.I. International Property Fund            774,424,874      65,991,283      (70,543,206)     (4,551,923)
E.I.I. Global Property Fund                   127,432,592       4,975,568      (18,001,798)    (13,026,230)

                         E.I.I. REALTY SECURITIES TRUST

                       ADDITIONAL INFORMATION (UNAUDITED)

                                DECEMBER 31, 2007

E.I.I. REALTY SECURITIES TRUST PROXY VOTING GUIDELINES

The Adviser is responsible for exercising the voting rights associated with the securities held by each Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-888-323-8912. It is also available on the SEC's web site at www.sec.gov.

In addition, each Fund's complete proxy voting record for the 12 months ended June 30, 2007 is available without charge, upon request, by calling toll free 1-888-323-8912. It is also available on the SEC's website at www.sec.gov.

E.I.I. REALTY SECURITIES TRUST QUARTERLY REPORTING OF PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER & ADMINISTRATOR

E.I.I. Realty Securities, Inc.
717 Fifth Avenue
10th Floor
New York, NY 10022
(212) 644-0794

SUB-ADMINISTRATOR

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581-5120

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL

Kramer, Levin, Naftalis & Frankel
1177 Avenue of the Americas
New York, NY 10036

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
5 Times Square
New York, NY 10036

OFFICERS & TRUSTEES

Richard J. Adler, PRESIDENT
& CHIEF EXECUTIVE OFFICER
Lynn P. Marinaccio, SECRETARY
Michael J. Meagher, TREASURER
& CHIEF COMPLIANCE OFFICER
Warren K. Greene, INDEPENDENT CHAIRMAN
& TRUSTEE
Joseph Gyourko, INDEPENDENT TRUSTEE
Juan M. Meyer, INDEPENDENT TRUSTEE
Christian A. Lange, TRUSTEE

       [LOGO]   E.I.I. REALTY
                SECURITIES TRUST

                      888-323-8912

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               EII REALTY SECURITIES TRUST
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                          Richard J. Adler, Chief Executive Officer
                          (principal executive officer)

Date    FEBRUARY 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                          Richard J. Adler, Chief Executive Officer
                          (principal executive officer)

Date    FEBRUARY 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MICHAEL J. MEAGHER
                         -------------------------------------------------------
                          Michael J. Meagher, Vice President and Treasurer (principal financial officer)

Date    FEBRUARY 27, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.